Note 15 - Net Income (Loss) from Distribution Agreements	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Net Income (loss) from distribution agreements [text block]
15
) Net income / (loss) from distribution agreements

During the transition period, which is expected to terminate by the end of
2020,
Lumoxiti products are commercialized in the United States by AstraZeneca who is the owner of the regulatory approval. The Company concluded that it did not
meet the criteria for being principal under IFRS
15.
Consequently, the net loss resulting from all Lumoxiti marketing operations are disclosed in the item line “Net income / (loss) from distribution agreements”

The Company recognized a
€1,109
thousand net loss and a
€8,219
thousand net loss for the fiscal years ended
December 31, 2018
and
2019
respectively, corresponding to production and marketing costs, net of sales proceeds, as invoiced by AstraZeneca in relation to Lumoxiti distribution agreement for the period. Sales of Lumoxiti products for the fiscal year ended
December 31, 2018
and
2019
were modest. The commercialization in the United States started in the last quarter
2018.